FINANCIAL RISK MANAGEMENT - Maximum Exposure Credit Risk (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 5,715	$ 6,481
Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	4,148	4,440
Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	693	554
Derivative assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	0	59
Notes Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	187	160
Kibali JV Receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	505	0
Norte Abierto JV Partner Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	81	172
Restricted Cash [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 101	$ 1,096